PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid facility costs	$ 101	$ 106
Prepaid insurance	274	358
Prepaid professional service fees	68	339
Research grant receivable	160
Prepaid software licenses	24	22
VAT receivable	104	195
Other receivable and other prepaid expenses	80	36
Total prepaid expenses and other current assets	$ 811	$ 1,056